CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (1)	762	48,928
HEICO Corp.	582	77,877
Hexcel Corp.	1,127	91,152
Mercury Systems, Inc. (1)	539	37,919
Moog, Inc., Class A	338	31,640
		287,516

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,402	118,259
Expeditors International of Washington, Inc.	1,863	141,327
		259,586

Airlines - 1.4%
Alaska Air Group, Inc.	1,303	83,275
American Airlines Group, Inc.	4,108	133,962
JetBlue Airways Corp. (1)	3,087	57,079
SkyWest, Inc.	599	36,341
Southwest Airlines Co.	5,118	259,892
Spirit Airlines, Inc. (1)	657	31,358
United Continental Holdings, Inc. (1)	2,589	226,667
		828,574

Auto Components - 0.8%
Aptiv plc	2,396	193,668
Autoliv, Inc.	890	62,754
BorgWarner, Inc.	1,894	79,510
Gentex Corp.	2,744	67,530
Lear Corp.	599	83,423
		486,885

Automobiles - 0.2%
Harley-Davidson, Inc. (2)	1,636	58,618
Thor Industries, Inc.	603	35,245
		93,863

Banks - 6.3%
Associated Banc-Corp.	1,795	37,946
BancorpSouth Bank	728	21,141
Bank of Hawaii Corp.	397	32,915
Bank OZK	1,505	45,285
BankUnited, Inc.	1,139	38,430
BOK Financial Corp.	379	28,607
CenterState Bank Corp.	1,012	23,306

CIT Group, Inc.	1,016	53,381
Citizens Financial Group, Inc.	4,594	162,444
Comerica, Inc.	1,698	123,343
Commerce Bancshares, Inc. (2)	1,181	70,458
Community Bank System, Inc.	413	27,192
Cullen/Frost Bankers, Inc.	699	65,468
CVB Financial Corp.	814	17,118
East West Bancorp, Inc.	1,663	77,779
Fifth Third Bancorp	7,692	214,607
First Citizens BancShares, Inc., Class A	75	33,770
First Financial Bankshares, Inc. (2)	1,360	41,874
First Hawaiian, Inc.	1,491	38,572
First Horizon National Corp.	2,925	43,670
First Republic Bank	1,809	176,649
FNB Corp.	3,606	42,443
Glacier Bancorp, Inc.	985	39,942
Hancock Whitney Corp.	975	39,058
Home BancShares, Inc.	1,715	33,031
Huntington Bancshares, Inc.	11,202	154,812
IBERIABANK Corp.	624	47,330
Investors Bancorp, Inc.	3,383	37,720
KeyCorp	10,288	182,612
M&T Bank Corp.	1,356	230,615
Old National Bancorp	1,113	18,465
PacWest Bancorp	1,371	53,236
People’s United Financial, Inc.	4,135	69,385
Pinnacle Financial Partners, Inc.	804	46,214
Popular, Inc.	1,049	56,898
Prosperity Bancshares, Inc. (2)	721	47,622
Regions Financial Corp.	10,311	154,046
Signature Bank	565	68,275
Sterling Bancorp	2,222	47,284
SunTrust Banks, Inc.	4,402	276,666
SVB Financial Group (1)	518	116,338
Synovus Financial Corp.	1,640	57,400
TCF Financial Corp.	1,716	35,676
Texas Capital Bancshares, Inc. (1)	516	31,667
UMB Financial Corp.	523	34,424
Umpqua Holdings Corp.	2,357	39,103
United Bankshares, Inc.	1,010	37,461
Valley National Bancorp (2)	3,219	34,701
Webster Financial Corp.	1,043	49,824
Western Alliance Bancorp (1)	1,040	46,509
Wintrust Financial Corp.	565	41,335
Zions BanCorp NA	2,008	92,328
		3,636,375

Beverages - 0.0% (3)
Coca-Cola Consolidated, Inc.	56	16,758

Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (1)(2)	1,281	34,241
Alexion Pharmaceuticals, Inc. (1)	2,277	298,241
Alkermes plc (1)	1,596	35,974
Allogene Therapeutics, Inc. (1)	544	14,606
Alnylam Pharmaceuticals, Inc. (1)	985	71,472
Amicus Therapeutics, Inc. (1)	2,784	34,744
Array BioPharma, Inc. (1)	2,334	108,134
BioMarin Pharmaceutical, Inc. (1)	2,013	172,413
Bluebird Bio, Inc. (1)(2)	640	81,408
Blueprint Medicines Corp. (1)	451	42,543
Exact Sciences Corp. (1)	1,377	162,541
Exelixis, Inc. (1)	3,275	69,987
FibroGen, Inc. (1)	834	37,680
Global Blood Therapeutics, Inc. (1)	706	37,136
Incyte Corp. (1)	1,984	168,561
Ionis Pharmaceuticals, Inc. (1)(2)	1,514	97,305
Neurocrine Biosciences, Inc. (1)	1,030	86,963
Repligen Corp. (1)	452	38,849
Sage Therapeutics, Inc. (1)(2)	556	101,798
Sarepta Therapeutics, Inc. (1)(2)	769	116,850
Seattle Genetics, Inc. (1)(2)	1,181	81,737
Spark Therapeutics, Inc. (1)	444	45,457
Ultragenyx Pharmaceutical, Inc. (1)	625	39,687
United Therapeutics Corp. (1)	516	40,279
		2,018,606

Building Products - 0.9%
Allegion plc	1,137	125,695
Armstrong World Industries, Inc.	459	44,615
Fortune Brands Home & Security, Inc.	1,384	79,068
Masco Corp.	2,912	114,267
Owens Corning	1,792	104,295
Trex Co., Inc. (1)(2)	496	35,563
		503,503

Capital Markets - 4.5%
Affiliated Managers Group, Inc.	553	50,953
Ameriprise Financial, Inc.	1,313	190,595
Ares Management Corp., Class A	667	17,455
Cboe Global Markets, Inc.	1,203	124,667
E*Trade Financial Corp.	2,659	118,591
Evercore, Inc., Class A	450	39,857
FactSet Research Systems, Inc.	391	112,045
Franklin Resources, Inc. (2)	3,039	105,757
Houlihan Lokey, Inc.	394	17,545
Interactive Brokers Group, Inc., Class A	659	35,718
Invesco Ltd.	4,394	89,901
KKR & Co., Inc., Class A	5,517	139,415
Lazard Ltd., Class A	1,114	38,311

Legg Mason, Inc.	868	33,227
LPL Financial Holdings, Inc.	914	74,555
MarketAxess Holdings, Inc.	410	131,782
Morningstar, Inc.	246	35,581
MSCI, Inc.	854	203,927
Nasdaq, Inc.	1,234	118,674
Northern Trust Corp.	2,302	207,180
Raymond James Financial, Inc.	1,417	119,807
SEI Investments Co.	1,446	81,121
State Street Corp.	4,097	229,678
Stifel Financial Corp.	698	41,224
T. Rowe Price Group, Inc.	2,372	260,232
Virtu Financial, Inc., Class A (2)	667	14,527
		2,632,325

Chemicals - 1.4%
Axalta Coating Systems Ltd. (1)	2,632	78,355
Eastman Chemical Co.	1,751	136,280
International Flavors & Fragrances, Inc. (2)	1,160	168,304
Mosaic Co. (The)	4,757	119,068
PPG Industries, Inc.	2,239	261,314
Sensient Technologies Corp.	430	31,596
		794,917

Commercial Services & Supplies - 1.2%
ADT, Inc.	1,030	6,303
Cintas Corp.	840	199,323
Copart, Inc. (1)	2,073	154,936
IAA, Inc. (1)	1,424	55,223
KAR Auction Services, Inc.	3,948	98,700
MSA Safety, Inc.	518	54,592
Tetra Tech, Inc.	985	77,372
UniFirst Corp.	166	31,303
		677,752

Communications Equipment - 1.4%
Arista Networks, Inc. (1)	561	145,647
Ciena Corp. (1)	1,288	52,975
CommScope Holding Co., Inc. (1)	1,987	31,256
EchoStar Corp., Class A (1)	420	18,614
F5 Networks, Inc. (1)	613	89,271
Juniper Networks, Inc.	3,221	85,775
Lumentum Holdings, Inc. (1)	672	35,892
Motorola Solutions, Inc.	1,567	261,266
ViaSat, Inc. (1)	565	45,663
Viavi Solutions, Inc. (1)	1,905	25,318
		791,677

Construction & Engineering - 0.3%
EMCOR Group, Inc.	976	85,986

Quanta Services, Inc.	2,348	89,670
		175,656

Consumer Finance - 1.4%
Ally Financial, Inc.	4,374	135,550
Credit Acceptance Corp. (1)	132	63,866
Discover Financial Services	3,405	264,194
FirstCash, Inc.	440	44,009
OneMain Holdings, Inc.	741	25,053
SLM Corp.	4,692	45,606
Synchrony Financial	7,504	260,164
		838,442

Containers & Packaging - 1.7%
AptarGroup, Inc.	865	107,554
Ardagh Group S.A.	485	8,487
Avery Dennison Corp.	1,047	121,117
Ball Corp.	3,442	240,906
Berry Global Group, Inc. (1)	1,722	90,560
Crown Holdings, Inc. (1)	1,831	111,874
Sealed Air Corp.	2,103	89,966
Sonoco Products Co.	1,314	85,857
WestRock Co.	3,068	111,890
		968,211

Distributors - 0.5%
Genuine Parts Co.	1,438	148,948
LKQ Corp. (1)	3,354	89,250
Pool Corp.	385	73,535
		311,733

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (1)	677	102,139
Chegg, Inc. (1)	984	37,973
frontdoor, Inc. (1)	971	42,287
Graham Holdings Co., Class B	48	33,121
Grand Canyon Education, Inc. (1)	524	61,318
H&R Block, Inc.	2,312	67,742
Laureate Education, Inc., Class A (1)	967	15,192
Service Corp. International	2,062	96,460
ServiceMaster Global Holdings, Inc. (1)	1,565	81,521
Strategic Education, Inc.	244	43,432
		581,185

Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	2,229	46,586
Voya Financial, Inc.	1,538	85,052
		131,638

Diversified Telecommunication Services - 0.5%

CenturyLink, Inc.	9,731	114,437
GCI Liberty, Inc., Class A (1)	1,130	69,450
Iridium Communications, Inc. (1)	824	19,166
Vonage Holdings Corp. (1)	2,214	25,085
Zayo Group Holdings, Inc. (1)	2,251	74,080
		302,218

Electric Utilities - 0.9%
Alliant Energy Corp.	2,768	135,853
Avangrid, Inc.	1,277	64,489
Eversource Energy	3,236	245,159
Portland General Electric Co.	1,610	87,214
		532,715

Electrical Equipment - 1.3%
Acuity Brands, Inc.	547	75,437
AMETEK, Inc.	2,413	219,197
Generac Holdings, Inc. (1)	637	44,214
GrafTech International Ltd. (2)	612	7,038
Hubbell, Inc.	710	92,584
nVent Electric plc	2,536	62,868
Regal-Beloit Corp.	641	52,376
Rockwell Automation, Inc.	1,263	206,917
		760,631

Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp., Class A	2,895	277,746
Arrow Electronics, Inc. (1)	755	53,809
Avnet, Inc.	1,055	47,760
CDW Corp.	1,443	160,173
Corning, Inc.	7,407	246,135
Dolby Laboratories, Inc., Class A	650	41,990
FLIR Systems, Inc.	1,300	70,330
IPG Photonics Corp. (1)	337	51,982
Jabil, Inc.	1,401	44,272
Keysight Technologies, Inc. (1)	2,055	184,559
National Instruments Corp.	1,806	75,834
Novanta, Inc. (1)	420	39,606
SYNNEX Corp.	421	41,426
Tech Data Corp. (1)	338	35,355
Trimble, Inc. (1)	3,161	142,593
Zebra Technologies Corp., Class A (1)	506	106,002
		1,619,572

Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co.	6,256	154,085
National Oilwell Varco, Inc.	5,591	124,288
		278,373

Entertainment - 1.0%

Cinemark Holdings, Inc.	1,160	41,876
Liberty Formula One, Series A (1)	343	12,300
Lions Gate Entertainment Corp., Class A	2,542	31,140
Live Nation Entertainment, Inc. (1)	1,630	107,987
Madison Square Garden Co. (The), Class A (1)	190	53,189
Take-Two Interactive Software, Inc. (1)	1,087	123,407
Viacom, Inc., Class B	4,379	130,801
World Wrestling Entertainment, Inc., Class A (2)	514	37,116
Zynga, Inc., Class A (1)	8,626	52,877
		590,693

Food & Staples Retailing - 0.7%
BJ’s Wholesale Club Holdings, Inc. (1)	1,145	30,228
Casey’s General Stores, Inc.	361	56,312
Kroger Co. (The)	8,528	185,143
Performance Food Group Co. (1)	1,165	46,635
US Foods Holding Corp. (1)	2,547	91,081
		409,399

Food Products - 2.8%
Bunge Ltd.	1,578	87,910
Campbell Soup Co. (2)	1,921	76,975
Conagra Brands, Inc.	5,341	141,643
Darling Ingredients, Inc. (1)	1,862	37,035
Flowers Foods, Inc.	2,139	49,775
Hershey Co. (The)	1,609	215,654
Hormel Foods Corp. (2)	3,130	126,890
Ingredion, Inc.	744	61,373
J&J Snack Foods Corp.	163	26,235
JM Smucker Co. (The)	1,284	147,904
Kellogg Co.	2,930	156,960
Lamb Weston Holdings, Inc.	1,722	109,106
Lancaster Colony Corp.	209	31,057
McCormick & Co., Inc.	1,431	221,819
Post Holdings, Inc. (1)	867	90,142
TreeHouse Foods, Inc. (1)	635	34,354
		1,614,832

Gas Utilities - 1.0%
Atmos Energy Corp.	1,367	144,301
New Jersey Resources Corp.	1,622	80,727
ONE Gas, Inc.	878	79,283
Southwest Gas Holdings, Inc.	967	86,663
Spire, Inc.	1,003	84,172
UGI Corp.	2,257	120,546
		595,692

Health Care Equipment & Supplies - 4.3%
ABIOMED, Inc. (1)	515	134,152
Align Technology, Inc. (1)	747	204,454

Cantel Medical Corp.	499	40,239
Cooper Cos., Inc. (The)	489	164,739
DENTSPLY SIRONA, Inc.	2,457	143,391
DexCom, Inc. (1)	857	128,413
Globus Medical, Inc., Class A (1)	838	35,448
Haemonetics Corp. (1)	540	64,984
Hill-Rom Holdings, Inc.	702	73,443
Hologic, Inc. (1)	2,912	139,834
ICU Medical, Inc. (1)	173	43,581
IDEXX Laboratories, Inc. (1)	869	239,262
Insulet Corp. (1)(2)	616	73,538
Masimo Corp. (1)	515	76,642
Merit Medical Systems, Inc. (1)	504	30,018
Neogen Corp. (1)	584	36,272
Novocure Ltd. (1)	817	51,659
NuVasive, Inc. (1)	571	33,426
Penumbra, Inc. (1)(2)	313	50,080
ResMed, Inc.	1,517	185,120
STERIS plc (1)	940	139,947
Tandem Diabetes Care, Inc. (1)	633	40,841
Teleflex, Inc.	478	158,290
Varian Medical Systems, Inc. (1)	955	130,004
West Pharmaceutical Services, Inc.	762	95,364
		2,513,141

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (1)	951	33,238
Amedisys, Inc. (1)	322	39,094
Centene Corp. (1)	4,600	241,224
Chemed Corp.	180	64,951
Covetrus, Inc. (1)(2)	1,070	26,172
DaVita, Inc. (1)	1,331	74,882
Encompass Health Corp.	1,134	71,850
Ensign Group, Inc. (The)	523	29,769
Guardant Health, Inc. (1)(2)	341	29,439
HealthEquity, Inc. (1)	599	39,175
Henry Schein, Inc. (1)	1,526	106,667
Laboratory Corp. of America Holdings (1)	1,056	182,582
LHC Group, Inc. (1)	325	38,864
Molina Healthcare, Inc. (1)	662	94,759
Premier, Inc., Class A (1)	664	25,969
Quest Diagnostics, Inc.	1,365	138,971
WellCare Health Plans, Inc. (1)	548	156,218
		1,393,824

Health Care Technology - 1.0%
Cerner Corp.	3,106	227,670
Medidata Solutions, Inc. (1)	759	68,697
Omnicell, Inc. (1)	397	34,154
Teladoc Health, Inc. (1)(2)	752	49,940

Veeva Systems, Inc., Class A (1)	1,237	200,530
		580,991

Hotels, Restaurants & Leisure - 3.4%
Aramark	3,110	112,147
Chipotle Mexican Grill, Inc. (1)	251	183,953
Choice Hotels International, Inc.	374	32,542
Cracker Barrel Old Country Store, Inc.	286	48,829
Darden Restaurants, Inc.	1,447	176,143
Domino’s Pizza, Inc.	500	139,140
Dunkin’ Brands Group, Inc.	970	77,270
Extended Stay America, Inc.	1,966	33,206
Hilton Worldwide Holdings, Inc.	2,946	287,942
Hyatt Hotels Corp., Class A	451	34,335
Marriott Vacations Worldwide Corp.	473	45,597
Planet Fitness, Inc., Class A (1)	929	67,297
Royal Caribbean Cruises Ltd.	1,821	220,723
Six Flags Entertainment Corp.	824	40,936
Texas Roadhouse, Inc.	834	44,761
Vail Resorts, Inc.	432	96,414
Wendy’s Co. (The)	2,273	44,505
Wyndham Destinations, Inc.	1,099	48,246
Wyndham Hotels & Resorts, Inc.	1,126	62,763
Yum China Holdings, Inc.	3,943	182,166
		1,978,915

Household Durables - 1.1%
Helen of Troy Ltd. (1)	241	31,472
Leggett & Platt, Inc. (2)	1,403	53,833
Lennar Corp., Class A	3,196	154,878
Mohawk Industries, Inc. (1)	547	80,666
Newell Brands, Inc. (2)	4,182	64,487
Roku, Inc. (1)(2)	754	68,297
Tempur Sealy International, Inc. (1)	408	29,935
Toll Brothers, Inc.	2,303	84,336
Whirlpool Corp.	547	77,871
		645,775

Household Products - 0.7%
Church & Dwight Co., Inc.	2,536	185,280
Clorox Co. (The)	1,310	200,574
Energizer Holdings, Inc. (2)	569	21,986
		407,840

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	7,715	129,303
Clearway Energy, Inc., Class C	2,194	36,991
Ormat Technologies, Inc.	1,076	68,208
TerraForm Power, Inc., Class A	4,727	67,596
		302,098

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	800	112,328

Insurance - 5.0%
Alleghany Corp. (1)	151	102,848
American Financial Group, Inc.	805	82,488
American National Insurance Co.	128	14,908
Arch Capital Group Ltd. (1)	4,222	156,552
Arthur J. Gallagher & Co.	1,941	170,012
Assurant, Inc.	592	62,977
Assured Guaranty Ltd.	917	38,587
Athene Holding Ltd., Class A (1)	1,505	64,805
Axis Capital Holdings Ltd.	927	55,296
Brighthouse Financial, Inc. (1)	1,215	44,578
Brown & Brown, Inc.	2,691	90,149
Cincinnati Financial Corp.	1,634	169,397
Enstar Group Ltd. (1)	162	28,233
Erie Indemnity Co., Class A	245	62,299
Everest Re Group Ltd.	436	107,771
Fidelity National Financial, Inc.	2,741	110,462
First American Financial Corp.	1,249	67,071
Hanover Insurance Group, Inc. (The)	457	58,633
Hartford Financial Services Group, Inc. (The)	3,936	219,314
Kemper Corp.	637	54,967
Lincoln National Corp.	2,013	129,738
Mercury General Corp.	231	14,438
Old Republic International Corp.	3,128	70,005
Primerica, Inc.	444	53,258
Principal Financial Group, Inc.	2,810	162,755
Reinsurance Group of America, Inc.	680	106,100
RenaissanceRe Holdings Ltd.	436	77,612
RLI Corp.	367	31,456
Selective Insurance Group, Inc.	619	46,357
Torchmark Corp.	1,150	102,879
Unum Group	2,259	75,789
White Mountains Insurance Group Ltd.	38	38,815
Willis Towers Watson plc	1,295	248,044
		2,918,593

Interactive Media & Services - 0.5%
ANGI Homeservices, Inc., Class A (1)(2)	818	10,642
Cargurus, Inc. (1)	821	29,646
IAC/InterActiveCorp (1)	767	166,845
Match Group, Inc. (2)	539	36,259
TripAdvisor, Inc. (1)	1,023	47,355
		290,747

Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (1)	1,205	73,951

Expedia Group, Inc.	1,091	145,136
GrubHub, Inc. (1)(2)	866	67,539
Qurate Retail, Inc. (1)	4,013	49,721
Wayfair, Inc., Class A (1)(2)	605	88,330
		424,677

IT Services - 4.7%
Akamai Technologies, Inc. (1)	1,578	126,461
Alliance Data Systems Corp.	555	77,772
Amdocs Ltd.	1,362	84,567
Black Knight, Inc. (1)	1,362	81,924
Booz Allen Hamilton Holding Corp.	1,407	93,157
Broadridge Financial Solutions, Inc.	1,126	143,768
CoreLogic, Inc. (1)	896	37,480
DXC Technology Co.	2,478	136,662
EPAM Systems, Inc. (1)	489	84,646
First Data Corp., Class A (1)	5,891	159,469
Gartner, Inc. (1)	990	159,331
Genpact Ltd.	1,327	50,545
GoDaddy, Inc., Class A (1)	1,812	127,112
Jack Henry & Associates, Inc.	807	108,073
LiveRamp Holdings, Inc. (1)	634	30,736
MAXIMUS, Inc.	675	48,965
MongoDB, Inc. (1)(2)	312	47,452
Okta, Inc. (1)	923	114,000
Perspecta, Inc.	1,276	29,871
Sabre Corp.	2,616	58,075
Science Applications International Corp.	508	43,972
Square, Inc., Class A (1)	3,118	226,149
Total System Services, Inc.	1,866	239,352
Twilio, Inc., Class A (1)(2)	1,021	139,213
VeriSign, Inc. (1)	1,018	212,925
WEX, Inc. (1)	457	95,102
		2,756,779

Leisure Products - 0.3%
Brunswick Corp.	929	42,632
Hasbro, Inc.	1,066	112,655
Mattel, Inc. (1)	2,998	33,607
		188,894

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	3,246	242,379
Bio-Rad Laboratories, Inc., Class A (1)	225	70,333
Bio-Techne Corp.	408	85,064
Bruker Corp.	1,166	58,242
Charles River Laboratories International, Inc. (1)	491	69,673
IQVIA Holdings, Inc. (1)	1,789	287,850
Mettler-Toledo International, Inc. (1)	246	206,640
PerkinElmer, Inc.	1,143	110,117

PRA Health Sciences, Inc. (1)	629	62,365
Syneos Health, Inc. (1)	594	30,347
Waters Corp. (1)	752	161,860
		1,384,870

Machinery - 6.3%
AGCO Corp.	822	63,763
Allison Transmission Holdings, Inc.	1,540	71,379
CNH Industrial NV (2)	12,325	126,701
Colfax Corp. (1)	1,338	37,504
Crane Co.	702	58,575
Cummins, Inc.	1,546	264,892
Donaldson Co., Inc.	1,716	87,276
Dover Corp.	1,627	163,025
Flowserve Corp.	1,729	91,101
Fortive Corp.	3,076	250,756
Gardner Denver Holdings, Inc. (1)	1,858	64,287
Gates Industrial Corp. plc (1)	547	6,241
Graco, Inc.	2,236	112,202
IDEX Corp.	901	155,098
ITT, Inc.	1,237	80,999
John Bean Technologies Corp.	359	43,486
Lincoln Electric Holdings, Inc.	853	70,219
Middleby Corp. (The) (1)	736	99,875
Navistar International Corp. (1)	827	28,490
Nordson Corp.	711	100,471
Oshkosh Corp.	920	76,811
PACCAR, Inc.	3,485	249,735
Parker-Hannifin Corp.	1,295	220,163
Pentair plc	2,402	89,354
RBC Bearings, Inc. (1)	289	48,208
Rexnord Corp. (1)	1,476	44,605
Snap-on, Inc. (2)	555	91,930
Stanley Black & Decker, Inc.	1,420	205,346
Timken Co. (The)	983	50,467
Toro Co. (The)	1,463	97,875
WABCO Holdings, Inc. (1)	679	90,035
Wabtec Corp. (2)	1,962	140,793
Watts Water Technologies, Inc., Class A	266	24,786
Woodward, Inc.	823	93,131
Xylem, Inc.	2,001	167,364
		3,666,943

Media - 2.5%
Altice USA, Inc., Class A (1)	3,286	80,014
AMC Networks, Inc., Class A (1)(2)	560	30,514
Cable One, Inc.	47	55,037
CBS Corp., Class B	3,711	185,179
Discovery, Inc., Class A (1)	5,503	168,942
DISH Network Corp., Class A (1)	2,305	88,535

Interpublic Group of Cos., Inc. (The)	4,548	102,739
Liberty Broadband Corp., Class A (1)	1,666	171,331
Liberty Latin America Ltd., Class C (1)	1,737	29,859
New York Times Co. (The), Class A	1,496	48,800
Nexstar Media Group, Inc., Class A	533	53,833
Omnicom Group, Inc. (2)	2,423	198,565
Sinclair Broadcast Group, Inc., Class A	771	41,349
Sirius XM Holdings, Inc. (2)	18,517	103,325
TEGNA, Inc.	2,566	38,875
Tribune Media Co., Class A	992	45,850
		1,442,747

Metals & Mining - 0.7%
Nucor Corp.	3,424	188,663
Reliance Steel & Aluminum Co.	1,036	98,026
Steel Dynamics, Inc.	3,152	95,190
		381,879

Multi-Utilities - 0.9%
Ameren Corp.	2,612	196,187
CenterPoint Energy, Inc.	5,628	161,130
CMS Energy Corp.	3,141	181,895
		539,212

Multiline Retail - 0.4%
Kohl’s Corp.	1,771	84,211
Macy’s, Inc.	3,221	69,123
Nordstrom, Inc. (2)	1,164	37,085
Ollie’s Bargain Outlet Holdings, Inc. (1)	594	51,743
		242,162

Personal Products - 0.1%
Coty, Inc., Class A	2,788	37,359

Pharmaceuticals - 0.9%
Catalent, Inc. (1)	1,542	83,592
Elanco Animal Health, Inc. (1)	3,964	133,983
Horizon Therapeutics plc (1)	2,131	51,272
Jazz Pharmaceuticals plc (1)	611	87,104
Nektar Therapeutics (1)(2)	1,844	65,610
Perrigo Co. plc	1,492	71,049
		492,610

Professional Services - 2.2%
CoStar Group, Inc. (1)	382	211,651
Exponent, Inc.	1,032	60,413
FTI Consulting, Inc. (1)	424	35,548
IHS Markit Ltd. (1)	4,084	260,233
Insperity, Inc.	443	54,108
ManpowerGroup, Inc.	709	68,489

Nielsen Holdings plc	3,890	87,914
Robert Half International, Inc.	1,331	75,880
TransUnion	2,147	157,826
TriNet Group, Inc. (1)	515	34,917
Verisk Analytics, Inc.	1,701	249,129
		1,296,108

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (1)	3,665	188,015
Jones Lang LaSalle, Inc.	654	92,011
		280,026

Road & Rail - 0.9%
AMERCO	85	32,177
Genesee & Wyoming, Inc., Class A (1)	589	58,900
JB Hunt Transport Services, Inc.	908	83,000
Kansas City Southern	1,094	133,271
Knight-Swift Transportation Holdings, Inc. (2)	1,205	39,572
Landstar System, Inc.	401	43,304
Old Dominion Freight Line, Inc.	748	111,647
Schneider National, Inc., Class B	630	11,491
		513,362

Semiconductors & Semiconductor Equipment - 3.7%
Cabot Microelectronics Corp.	228	25,098
Cree, Inc. (1)	1,001	56,236
Cypress Semiconductor Corp.	3,025	67,276
Entegris, Inc.	1,364	50,905
First Solar, Inc. (1)	694	45,582
KLA-Tencor Corp.	1,562	184,628
Lam Research Corp.	1,516	284,766
Marvell Technology Group Ltd.	6,033	144,008
Maxim Integrated Products, Inc.	2,565	153,438
Microchip Technology, Inc.	2,278	197,503
MKS Instruments, Inc.	578	45,021
Monolithic Power Systems, Inc.	381	51,732
ON Semiconductor Corp. (1)	4,029	81,426
Qorvo, Inc. (1)	1,244	82,863
Silicon Laboratories, Inc. (1)	427	44,152
Skyworks Solutions, Inc.	1,620	125,177
Teradyne, Inc.	1,664	79,722
Universal Display Corp. (2)	373	70,146
Versum Materials, Inc.	1,505	77,628
Xilinx, Inc.	2,521	297,276
		2,164,583

Software - 6.3%
ACI Worldwide, Inc. (1)	1,006	34,546
Alteryx, Inc., Class A (1)(2)	384	41,902
Anaplan, Inc. (1)	185	9,337

ANSYS, Inc. (1)	801	164,061
Appfolio, Inc., Class A (1)	134	13,704
Aspen Technology, Inc. (1)	705	87,617
Avalara, Inc. (1)	540	38,988
Blackbaud, Inc.	434	36,239
Blackline, Inc. (1)	492	26,327
Cadence Design Systems, Inc. (1)	2,626	185,947
CDK Global, Inc.	1,255	62,047
Ceridian HCM Holding, Inc. (1)(2)	549	27,560
Citrix Systems, Inc.	1,324	129,937
Cornerstone OnDemand, Inc. (1)	524	30,355
Coupa Software, Inc. (1)	532	67,357
DocuSign, Inc. (1)	1,148	57,067
Dropbox, Inc., Class A (1)	1,773	44,414
Elastic NV (1)(2)	343	25,608
Envestnet, Inc. (1)	482	32,954
Fair Isaac Corp. (1)	321	100,800
FireEye, Inc. (1)	2,409	35,677
Five9, Inc. (1)	619	31,749
Fortinet, Inc. (1)	1,445	111,019
Guidewire Software, Inc. (1)	817	82,828
HubSpot, Inc. (1)	400	68,208
j2 Global, Inc. (1)(2)	453	40,267
LogMeIn, Inc.	469	34,556
Manhattan Associates, Inc. (1)	595	41,251
New Relic, Inc. (1)	561	48,532
Nuance Communications, Inc. (1)	2,953	47,159
Nutanix, Inc., Class A (1)(2)	1,728	44,824
Palo Alto Networks, Inc. (1)	923	188,071
Paycom Software, Inc. (1)	510	115,627
Paylocity Holding Corp. (1)	352	33,025
Pegasystems, Inc.	323	23,001
Pivotal Software, Inc., Class A (1)(2)	1,379	14,562
Pluralsight, Inc., Class A (1)(2)	791	23,983
Proofpoint, Inc. (1)	557	66,979
PTC, Inc. (1)	1,057	94,876
Q2 Holdings, Inc. (1)	388	29,628
Qualys, Inc. (1)	343	29,869
RealPage, Inc. (1)	833	49,022
RingCentral, Inc., Class A (1)	690	79,295
Smartsheet, Inc., Class A (1)	643	31,121
SolarWinds Corp. (1)(2)	493	9,042
Splunk, Inc. (1)	1,487	186,990
SS&C Technologies Holdings, Inc.	2,121	122,191
Symantec Corp.	6,119	133,150
Synopsys, Inc. (1)	1,407	181,067
Tableau Software, Inc., Class A (1)	545	90,481
Teradata Corp. (1)	1,119	40,116
Trade Desk, Inc. (The), Class A (1)(2)	306	69,701
Tyler Technologies, Inc. (1)	355	76,687

Verint Systems, Inc. (1)	656	35,280
Zendesk, Inc. (1)	1,105	98,378
Zscaler, Inc. (1)(2)	561	42,995
		3,667,974

Specialty Retail - 2.8%
Aaron’s, Inc.	562	34,512
Advance Auto Parts, Inc.	767	118,225
American Eagle Outfitters, Inc.	1,689	28,544
AutoNation, Inc. (1)	628	26,338
AutoZone, Inc. (1)	236	259,475
Best Buy Co., Inc.	2,333	162,680
Burlington Stores, Inc. (1)	646	109,917
CarMax, Inc. (1)	1,637	142,141
Dick’s Sporting Goods, Inc. (2)	728	25,211
Five Below, Inc. (1)	565	67,811
Floor & Decor Holdings, Inc., Class A (1)(2)	533	22,333
Foot Locker, Inc.	1,121	46,992
Gap, Inc. (The) (2)	1,950	35,042
L Brands, Inc.	2,311	60,317
Penske Automotive Group, Inc.	337	15,940
Tiffany & Co. (2)	1,263	118,267
Tractor Supply Co.	1,202	130,778
Ulta Beauty, Inc. (1)	554	192,177
Williams-Sonoma, Inc. (2)	773	50,245
		1,646,945

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	13,131	196,308
NCR Corp. (1)	1,206	37,507
NetApp, Inc.	2,413	148,882
Pure Storage, Inc., Class A (1)	2,171	33,151
Seagate Technology plc	2,668	125,716
Western Digital Corp.	2,963	140,891
Xerox Corp.	1,915	67,810
		750,265

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (1)	1,513	52,471
Carter’s, Inc.	447	43,600
Columbia Sportswear Co.	322	32,252
Deckers Outdoor Corp. (1)	265	46,632
Hanesbrands, Inc.	3,270	56,309
lululemon Athletica, Inc. (1)	1,107	199,492
PVH Corp.	812	76,848
Ralph Lauren Corp.	484	54,978
Skechers U.S.A., Inc., Class A (1)	1,124	35,395
Tapestry, Inc.	2,990	94,873
Under Armour, Inc., Class A (1)(2)	3,430	86,950
		779,800

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (1)	943	44,312
LendingTree, Inc. (1)(2)	84	35,282
MGIC Investment Corp. (1)	3,524	46,305
New York Community Bancorp, Inc.	4,716	47,066
Radian Group, Inc.	2,138	48,853
TFS Financial Corp. (2)	652	11,782
		233,600

Trading Companies & Distributors - 1.2%
Air Lease Corp.	1,210	50,021
Fastenal Co.	5,898	192,216
HD Supply Holdings, Inc. (1)	2,461	99,129
MSC Industrial Direct Co., Inc., Class A	599	44,482
United Rentals, Inc. (1)	947	125,601
Univar, Inc. (1)	1,723	37,975
W.W. Grainger, Inc.	535	143,503
		692,927

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,032	41,837

Water Utilities - 0.6%
American Water Works Co., Inc.	1,864	216,224
Aqua America, Inc. (2)	2,867	118,608
		334,832

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	893	27,147
United States Cellular Corp. (1)	139	6,209
		33,356

Total Common Stocks (Cost $47,269,986)		57,877,326

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	209,555	209,555

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $209,555)		209,555

TOTAL INVESTMENTS (Cost $47,479,541) - 99.9%		58,086,881
Other assets and liabilities, net - 0.1%		36,756
NET ASSETS - 100.0%		58,123,637

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $3,825,403 and the total market value of the collateral received by the Fund was $3,854,107, comprised of cash of $209,555 and U.S. Government and/or agencies securities of $3,644,552.

(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$57,877,326	(1)	$—	$—	$57,877,326
Short Term Investment of Cash Collateral for Securities Loaned	209,555		—	—	209,555
Total Investments	$58,086,881		$—	$—	$58,086,881

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.